Marketable securities (Tables)	6 Months Ended
Jun. 30, 2023
Marketable securities [Abstract]
Schedule of Marketable Securities	Marketable securities consisted of the following:
	As of June 30, 2023
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Level 2)
	(Unaudited)
Corporate bond	$17,132	$—	$(130)	$17,002
Agency bond	34,542	2	(246)	34,298
Treasury bills	3,950	—	(3)	3,947
US Government	9,100		(140)	8,960
Commercial paper	695	—	—	695
Total	$65,419	$2	$(519)	$64,902
	As of December 31, 2022
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value (Level 2)
Corporate bond	$20,963	$—	$(266)	$20,697
Agency bond	24,394	8	(237)	24,165
Treasury bills	7,126	—	(9)	7,117
US Government	10,005	—	(187)	9,818
Municipality	175	—	—	175
Commercial paper	4,796	—	—	4,796
Total	$67,459	$8	$(699)	$66,768

Schedule of Company’s Marketable Securities by Contractual Maturities	The following table summarizes the Company’s marketable securities by contractual maturities:
June 30, 2023
(Unaudited)
Due in 1 year or less	$57,605
Due in 1 year through 2 years	7,297
Total	$64,902